Warrants (Details) - Warrant [Member]	9 Months Ended
Sep. 30, 2018 USD ($) $ / shares shares
Shares available to purchase with warrants
Issued | shares	453,381,835
Exercised | shares
Forfeited | shares
Expired | shares
Outstanding ending balance | shares	453,381,835
Exercisable ending | $	$ 453,381,835
Weighted Average Price
Issued	$ 0.0011
Exercised
Forfeited
Expired
Outstanding ending balance	0.0011
Exercisable ending	0.0011
Weighted Average Fair Value
Outstanding beginning balance
Issued	0.0014
Exercised
Forfeited
Expired
Outstanding ending balance	0.0014
Exercisable ending	$ 0.0014